Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2018
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1,2]

(millions of Canadian dollars)			As at
	October 31, 2018[1]		October 31, 2017
	Carrying value	Fair value	Carrying value		Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$60,535	$59,948	$	n/a	$	n/a
Other debt securities	46,636	46,316		n/a		n/a
Total debt securities at amortized cost, net of allowance for credit losses	107,171	106,264		n/a		n/a
Held-to-maturity securities
Government and government-related securities	n/a	n/a		45,623		45,708
Other debt securities	n/a	n/a		25,740		25,719
Total held-to-maturity securities	n/a	n/a		71,363		71,427
Loans, net of allowance for loan losses	646,393	642,542		609,529		610,491
Debt securities classified as loans	n/a	n/a		3,062		3,156
Total loans, net of allowance for loan losses	646,393	642,542		612,591		613,647
Total financial assets not carried at fair value	$753,564	$748,806		$683,954		$685,074

FINANCIAL LIABILITIES
Deposits	$851,439	$846,148		$832,824		$833,475
Securitization liabilities at amortized cost	14,683	14,654		16,076		16,203
Subordinated notes and debentures	8,740	9,027		9,528		10,100
Total financial liabilities not carried at fair value	$874,862	$869,829		$858,428		$859,778

[1]	Balances as at October 31, 2018 are prepared in accordance with IFRS 9. Prior period comparatives are based on IAS 39. Refer to Note 4 for further details.
[2]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2017[1]	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at October 31 2018	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3
FINANCIAL ASSETS
Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$–	$–	$1	$–	$–	$2	$–	$3	$–
Other debt securities
Canadian issuers	6	–	–	–	–	(4)	1	(2)	1	(1)
Other issuers	8	(5)	–	46	–	(31)	172	(174)	16	(2)
	14	(5)	–	47	–	(35)	175	(176)	20	(3)
Non-trading financial assets at fair value through profit or loss
Securities	305	60	–	54	–	(11)	–	–	408	51
Loans	15	(4)	–	8	–	–	–	–	19	(4)
	320	56	–	62	–	(11)	–	–	427	47
Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	15	(18)	–	–	–	–	–	200	(18)
Other debt securities
Asset-backed securities	553	–	(2)	–	–	11	–	–	562	(2)
Corporate and other debt	95	12	2	–	–	(85)	–	–	24	2
Equity securities
Common shares	1,469	–	(5)	23	–	5	–	–	1,492	(7)
Preferred shares	108	–	27	–	–	–	–	–	135	26
	$2,428	$27	$4	$23	$–	$(69)	$–	$–	$2,413	$1

	Fair value as at November 1 2017[1]	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at October 31 2018	Change in unrealized losses (gains) on instruments still held[5]
		Included in income[2]	Included in OCI[3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3
FINANCIAL LIABILITIES
Trading deposits[6]	$2,521	$(78)	$–	$(443)	$1,729	$(685)	$46	$(66)	$3,024	$(122)
Derivatives[7]
Interest rate contracts	70	(10)	–	–	–	3	–	–	63	(6)
Foreign exchange contracts	(1)	–	–	–	–	(1)	–	1	(1)	(3)
Equity contracts	893	(131)	–	(75)	196	(260)	–	1	624	(125)
Commodity contracts	(2)	(43)	–	–	–	18	–	–	(27)	(26)
	960	(184)	–	(75)	196	(240)	–	2	659	(160)
Other financial liabilities designated at fair value through profit or loss	7	14	–	–	117	(124)	–	–	14	11
Obligations related to securities sold short	–	–	–	–	–	(4)	4	–	–	–

[1]	Balances as at November 1, 2017 are prepared in accordance with IFRS 9. Refer to Note 4 for further details.
[2]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Consolidated Statement of Income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
[4]	Consists of sales, settlements, and foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI (AFS under IAS 39) are recognized in AOCI.
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at October 31, 2018, consists of derivative assets of $0.5 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.2 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2016	Total realized and unrealized gains (losses)				Movements		Transfers	Fair value as at October 31 2017	Change in unrealized gains (losses) on instruments still held[3]
		Included in income[1]	Included in OCI	Purchases	Issuances	Other[2]	Into Level 3	Out of Level 3
FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Federal	$34	$(2)	$–	$3	$–	$(32)	$–	$(3)	$–	$–
Provinces	–	–	–	–	–	–	7	(7)	–	–
Other OECD government guaranteed debt	73	7	–	17	–	(58)	20	(59)	–	–
Other debt securities
Canadian issuers	15	–	–	1	–	(15)	9	(4)	6	–
Other issuers	148	2	–	253	–	(312)	138	(221)	8	1
Equity securities
Common shares	65	–	–	–	–	(65)	–	–	–	–
Retained interests	31	6	–	–	–	–	–	(37)	–	–
	366	13	–	274	–	(482)	174	(331)	14	1
Financial assets designated at fair value through profit or loss
Securities	157	(3)	–	13	–	(54)	–	–	113	(3)
	157	(3)	–	13	–	(54)	–	–	113	(3)
Available-for-sale securities
Government and government-related securities
Other OECD government guaranteed debt	6	–	–	–	–	(6)	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	553	–	–	–	–	553	–
Corporate and other debt	20	–	2	–	–	–	–	–	22	2
Equity securities
Common shares	1,594	36	(26)	153	–	(185)	–	–	1,572	(26)
Preferred shares	98	6	26	4	–	(11)	–	–	123	26
Debt securities reclassified from trading	279	(2)	3	–	–	(3)	1	(3)	275	3
	$1,997	$40	$5	$710	$–	$(205)	$1	$(3)	$2,545	$5

	Fair value as at November 1 2016	Total realized and unrealized losses (gains)				Movements		Transfers	Fair value as at October 31 2017	Change in unrealized losses (gains) on instruments still held[3]
		Included in income[1]	Included in OCI	Purchases	Issuances	Other[2]	Into Level 3	Out of Level 3
FINANCIAL LIABILITIES
Trading deposits[4]	$2,214	$212	$–	$(790)	$1,380	$(448)	$33	$(80)	$2,521	$195
Derivatives[5]
Interest rate contracts	95	(20)	–	–	–	(5)	–	–	70	(20)
Foreign exchange contracts	(4)	4	–	–	–	–	(2)	1	(1)	(1)
Equity contracts	679	321	–	(73)	174	(208)	–	–	893	330
Commodity contracts	(5)	2	–	–	–	–	–	1	(2)	–
	765	307	–	(73)	174	(213)	(2)	2	960	309
Other financial liabilities designated at fair value through profit or loss	13	54	–	–	119	(179)	–	–	7	47
Obligations related to securities sold short	14	–	–	(14)	–	–	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Consolidated Statement of Income.
[2]	Consists of sales, settlements, and foreign exchange.
[3]	Changes in unrealized gains (losses) on AFS securities are recognized in AOCI.
[4]	Issuances and repurchases of trading deposits are reported on a gross basis.
[5]

As at October 31, 2017, consists of derivative assets of $0.9 billion (November 1, 2016 – $0.7 billion) and derivative liabilities of $1.9 billion (November 1, 2016 – $1.5 billion), which have been netted on this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)

The following table presents the Bank's assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
							As at
			October 31, 2018		October 31, 2017
	Valuation technique	Significant unobservable inputs (Level 3)	Lower range	Upper range	Lower range	Upper range	Unit
Government and government- related securities	Market comparable	Bond price equivalent	76	172	100	177	points

Other debt securities	Market comparable	Bond price equivalent	–	104	–	114	points

Equity securities[1]	Market comparable	New issue price	n/a	n/a	100	100	%
	Discounted cash flow	Discount rate	6	9	6	9	%
	EBITDA multiple	Earnings multiple	5.0	20.5	5.5	20.5	times
	Market comparable	Price equivalent	84	117	50	118	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price	100	100	n/a	n/a	%
	Discounted cash flow	Discount rates	8	40	n/a	n/a	%
	EBITDA multiple	Earnings multiple	0.3	5.3	n/a	n/a	times
	Market comparable	Liquidity Discount	50	50	n/a	n/a	%
	Price-based	Net Asset Value	n/a	n/a	n/a	n/a

Other financial assets designated at fair value through profit or loss	Price-based	Net Asset Value	n/a	n/a	n/a	n/a

Derivatives
Interest rate contracts	Swaption model	Currency-specific volatility	15	346	11	338	%
	Discounted cash flow	Inflation rate swap curve	1	2	1	2	%
	Option model	Funding ratio	65	75	55	75	%

Foreign exchange contracts	Option model	Currency-specific volatility	7	14	7	10	%

Credit contracts	Discounted cash flow	Credit spread	n/a	n/a	40	40	bps	[2]

Equity contracts	Option model	Price correlation	1	96	(9)	97	%
		Quanto correlation	(65)	68	(38)	17	%
		Dividend yield	–	8	–	8	%
		Equity volatility	10	105	8	74	%
	Market comparable	New issue price	100	100	n/a	n/a	%

Commodity contracts	Option model	Quanto correlation	(66)	(46)	(65)	(45)%
		Swaption correlation	n/a	n/a	29	41	%

Trading deposits	Option model	Price correlation	1	96	(9)	97	%
		Quanto correlation	(85)	68	(38)	18	%
		Dividend yield	–	13	–	10	%
		Equity volatility	8	131	7	68	%
	Swaption model	Currency-specific volatility	15	346	11	338	%

Other financial liabilities designated at fair value through profit or loss	Option model	Funding ratio	2	70	5	67	%

[1]

As at October 31, 2018, common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.4 billion (October 31, 2017 – $1.4 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

[2]	Basis points.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities
Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31, 2018		October 31, 2017
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value		Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$46	$26	$	n/a	$	n/a
Loans	2	2		n/a		n/a
	48	28
Derivatives
Equity contracts	16	21		12		10
Commodity contracts	1	1		–		–
	17	22		12		10
Financial assets designated at fair value through profit or loss
Securities	–	–		6		6
	–	–		6		6
Financial assets at fair value through other comprehensive income
Other debt securities
Asset-backed securities	40	40		n/a		n/a
Corporate and other debt	2	2		n/a		n/a
Equity securities
Common shares	4	2		n/a		n/a
Preferred shares	26	7		n/a		n/a
	72	51
Available-for-sale securities
Other debt securities
Asset-backed securities	n/a	n/a		11		11
Corporate and other debt	n/a	n/a		2		2
Equity securities
Common shares	n/a	n/a		26		8
Preferred shares	n/a	n/a		21		6
				60		27
FINANCIAL LIABILITIES
Trading deposits	18	26		11		16
Derivatives
Interest rate contracts	15	12		16		14
Equity contracts	45	36		20		22
	60	48		36		36
Other financial liabilities designated at fair value through profit or loss	2	2		1		1
Total	$217	$177		$126		$96

Summary of Aggregate Difference between Transaction Price and Valuation Technique

The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable market inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2018	2017
Balance as at beginning of year	$19	$41
New transactions	25	35
Recognized in the Consolidated Statement of Income during the year	(30)	(57)
Balance as at end of year	$14	$19

At fair value [member]
Schedule of Fair Value Hierarchy for Assets and Liabilities
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
			October 31, 2018[1]					October 31, 2017
	Level 1	Level 2	Level 3	Total	[2]	Level 1	Level 2	Level 3	Total	[2]
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other[3]
Government and government-related securities
Canadian government debt
Federal	$127	$14,335	$–	$14,462		$390	$8,678	$–	$9,068
Provinces	–	7,535	3	7,538		–	6,524	–	6,524
U.S. federal, state, municipal governments, and agencies debt	–	19,732	–	19,732		605	16,862	–	17,467
Other OECD government guaranteed debt	–	3,324	–	3,324		–	5,047	–	5,047
Mortgage-backed securities	–	2,029	–	2,029		–	1,906	–	1,906
Other debt securities
Canadian issuers	–	5,630	1	5,631		–	3,337	6	3,343
Other issuers	–	14,459	16	14,475		–	10,007	8	10,015
Equity securities
Common shares	43,699	53	–	43,752		31,921	21	–	31,942
Preferred shares	33	26	–	59		68	–	–	68
Trading loans	–	10,990	–	10,990		–	11,235	–	11,235
Commodities	5,540	340	–	5,880		7,139	132	–	7,271
Retained interests	–	25	–	25		–	32	–	32
	49,399	78,478	20	127,897		40,123	63,781	14	103,918
Non-trading financial assets at fair value through profit or loss[4]
Securities	176	2,095	408	2,679		n/a	n/a	n/a	n/a
Loans	–	1,317	19	1,336		n/a	n/a	n/a	n/a
	176	3,412	427	4,015		n/a	n/a	n/a	n/a
Derivatives
Interest rate contracts	33	12,365	–	12,398		21	15,324	–	15,345
Foreign exchange contracts	24	39,647	4	39,675		9	37,817	1	37,827
Credit contracts	–	9	–	9		–	34	–	34
Equity contracts	–	3,170	453	3,623		–	1,303	908	2,211
Commodity contracts	144	1,112	35	1,291		96	677	5	778
	201	56,303	492	56,996		126	55,155	914	56,195
Financial assets designated at fair value through profit or loss
Securities[3]	–	3,618	–	3,618		220	3,699	113	4,032
	–	3,618	–	3,618		220	3,699	113	4,032
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	12,731	–	12,731		n/a	n/a	n/a	n/a
Provinces	–	9,507	–	9,507		n/a	n/a	n/a	n/a
U.S. federal, state, municipal governments, and agencies debt	–	45,766	–	45,766		n/a	n/a	n/a	n/a
Other OECD government guaranteed debt	–	19,896	200	20,096		n/a	n/a	n/a	n/a
Mortgage-backed securities	–	6,633	–	6,633		n/a	n/a	n/a	n/a
Other debt securities
Asset-backed securities	–	21,407	562	21,969		n/a	n/a	n/a	n/a
Non-agency collateralized mortgage obligation portfolio	–	472	–	472		n/a	n/a	n/a	n/a
Corporate and other debt	–	8,483	24	8,507		n/a	n/a	n/a	n/a
Equity securities
Common shares	309	3	1,492	1,804		n/a	n/a	n/a	n/a
Preferred shares	235	–	135	370		n/a	n/a	n/a	n/a
Loans	–	2,745	–	2,745		n/a	n/a	n/a	n/a
	544	127,643	2,413	130,600		n/a	n/a	n/a	n/a
Available-for-sale securities
Government and government-related securities
Canadian government debt
Federal	n/a	n/a	n/a	n/a		–	16,225	–	16,225
Provinces	n/a	n/a	n/a	n/a		–	7,922	–	7,922
U.S. federal, state, municipal governments, and agencies debt	n/a	n/a	n/a	n/a		–	48,280	–	48,280
Other OECD government guaranteed debt	n/a	n/a	n/a	n/a		–	21,122	–	21,122
Mortgage-backed securities	n/a	n/a	n/a	n/a		–	8,812	–	8,812
Other debt securities
Asset-backed securities	n/a	n/a	n/a	n/a		–	29,428	553	29,981
Non-agency collateralized mortgage obligation portfolio	n/a	n/a	n/a	n/a		–	1,715	–	1,715
Corporate and other debt	n/a	n/a	n/a	n/a		–	9,768	22	9,790
Equity securities
Common shares[5,6]	n/a	n/a	n/a	n/a		341	3	1,572	1,916
Preferred shares	n/a	n/a	n/a	n/a		242	–	123	365
Debt securities reclassified from trading	n/a	n/a	n/a	n/a		–	2	275	277
	n/a	n/a	n/a	n/a		583	143,277	2,545	146,405
Securities purchased under reverse repurchase agreements	–	3,920	–	3,920		–	1,345	–	1,345

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (continued)
(millions of Canadian dollars)									As at
			October 31, 2018[1]					October 31, 2017
	Level 1	Level 2	Level 3	Total	[2]	Level 1	Level 2	Level 3	Total	[2]
FINANCIAL LIABILITIES
Trading deposits	$–	$111,680	$3,024	$114,704		$–	$77,419	$2,521	$79,940
Derivatives
Interest rate contracts	24	9,646	63	9,733		15	12,730	70	12,815
Foreign exchange contracts	18	34,897	3	34,918		10	33,599	–	33,609
Credit contracts	–	386	–	386		–	356	–	356
Equity contracts	–	1,319	1,077	2,396		–	1,999	1,801	3,800
Commodity contracts	134	695	8	837		97	534	3	634
	176	46,943	1,151	48,270		122	49,218	1,874	51,214
Securitization liabilities at fair value	–	12,618	–	12,618		–	12,757	–	12,757
Other financial liabilities designated at fair value through profit or loss	–	2	14	16		–	1	7	8
Obligations related to securities sold short[3]	1,142	38,336	–	39,478		2,068	33,414	–	35,482
Obligations related to securities sold under repurchase agreements	–	3,797	–	3,797		–	2,064	–	2,064

[1]	Balances as at October 31, 2018 are prepared in accordance with IFRS 9. Prior period comparatives have not been restated. Refer to Note 4 for further details.
[2]	Fair value is the same as carrying value.
[3]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
[4]	Refer to Note 4 for further details on financial assets that were re-classified to non-trading as a result of adoption of IFRS 9.
[5]	As at October 31, 2017, includes Federal Reserve stock and Federal Home Loan Bank stock of $1.4 billion. These are redeemable by the issuer at cost which approximates fair value.
[6]

As at October 31, 2017, the carrying values of certain available-for-sale equity securities of $6 million are assumed to approximate fair value in the absence of quoted market prices in an active market and are excluded from the table above. As at October 31, 2018, these were included as FVOCI securities in the table above.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities not carried at fair value as at October 31, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value[1]
(millions of Canadian dollars)											As at
	October 31, 2018				October 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1		Level 2		Level 3		Total

ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$119	$59,828	$1	$59,948	$	n/a	$	n/a	$	n/a	$ n/a
Other debt securities	–	43,826	2,490	46,316		n/a		n/a		n/a	n/a
Total debt securities at amortized cost, net of allowance for credit losses	119	103,654	2,491	106,264		n/a		n/a		n/a	n/a
Held-to-maturity securities
Government and government-related securities	n/a	n/a	n/a	n/a		–		45,708		–	45,708
Other debt securities	n/a	n/a	n/a	n/a		–		25,719		–	25,719
Total held-to-maturity securities	n/a	n/a	n/a	n/a		–		71,427		–	71,427
Loans, net of allowance for loan losses	–	208,794	433,748	642,542		–		204,695		405,796	610,491
Debt securities classified as loans	n/a	n/a	n/a	n/a		–		2,487		669	3,156
Total Loans	–	208,794	433,748	642,542		–		207,182		406,465	613,647
Total assets with fair value disclosures	$119	$312,448	$436,239	$748,806		$–		$278,609		$406,465	$685,074

LIABILITIES
Deposits	$–	$846,148	$–	$846,148		$–		$833,475		$–	$833,475
Securitization liabilities at amortized cost	–	14,654	–	14,654		–		16,203		–	16,203
Subordinated notes and debentures	–	9,027	–	9,027		–		10,100		–	10,100
Total liabilities with fair value disclosures	$–	$869,829	$–	$869,829		$–		$859,778		$–	$859,778

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.